Selected Statements of Income Data - Schedule of Selected Statements of Income Data (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2011
Sales by location of customers :
Sales by location of customers	$ 145,141	$ 759,285	$ 670,954	$ 505,668
Selling, marketing, general and administrative expenses:
Selling and marketing	12,192	46,343	43,938	42,247
Advertising	2,166	9,787	7,213	7,270
General and administrative	8,743	35,603	35,287	44,401
Settlements and loss contingencies		2,590	33,300
Total selling, marketing, general and administrative expenses	23,101	94,323	119,738	93,918
Including provision for doubtful accounts	(50)	25	4	90
Financial (income) expenses:
Interest and exchange differences on long-term liabilities	368	1,515	2,512	4,671
Income in respect of deposits	(510)	(6,683)	(4,026)	(1,520)
Expenses in respect of short-term credit	35	1		72
Foreign currency transaction losses	1,107	(7,118)	(2,417)	(6,920)
Total financial (income) expenses	1,000	(12,285)	(3,931)	(3,697)
Israel [Member]
Sales by location of customers :
Sales by location of customers	5,472	22,917	19,929	21,528
Canada [Member]
Sales by location of customers :
Sales by location of customers	13,167	56,718	52,452	43,720
U.S.A. [Member]
Sales by location of customers :
Sales by location of customers	122,472	669,481	587,851	424,950
Other [Member]
Sales by location of customers :
Sales by location of customers	$ 4,030	$ 10,169	$ 10,722	$ 15,470